Concentration of Risk (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Cash deposits (in Yuan Renminbi)	¥ 500,000
Description of credit risk	cash balance of RMB 152,936,317 (USD 21,592,940) was deposited with financial institutions located in China, of which RMB 139,482,320 (USD 19,693,382) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2023, cash balance of HKD 201,286,738, approximately RMB 182,410,068 (USD 25,754,312) was maintained at financial institutions in Hong Kong, of which HKD 197,908,616 approximately RMB 179,348,746 (USD 25,322,087) was subject to credit risk. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to SGD 75,000 (approximately USD 57,000) per account. As of December 31, 2023, cash balance of SGD 374,514 approximately RMB 2,013,835 (USD 284,332) was maintained at DI Scheme banks in Singapore, of which SGD 77,013 approximately RMB 414,112 (USD 58,468) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of December 31, 2023, cash balance of USD 110,000 (RMB 779,097) was deposited with a financial institution located in US, none of cash was subject to credit risk. The Company’s short term investments are mainly securities traded in US and Hong Kong markets held in a brokerage account in Hong Kong. The HK securities are protected by Investor Compensation Fund regulated by Securities and Futures Commission for up to HKD 500,000 per account. As of December 31, 2023, a total of RMB 39,793,621 (USD 5,113,875) short term investments deposited with a securities company located in Hong Kong was subject to credit risk.
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.30%	35.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.50%	16.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.90%	15.40%
Purchases [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.20%	10.90%	13.70%
Accounts Payable [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		29.70%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.80%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Three Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.90%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Four vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.60%
Total Revenues [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.20%	15.90%	13.60%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.50%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.10%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.30%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.70%